Financing Receivables (Summary Of Credit Losses And Recorded Investment In Sales-Type Leases) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Allowance for credit losses:
Ending Balance: Allowance for credit losses	$ 6	$ 7	$ 10	$ 9
Ending Balance: individually evaluated for impairment	1	1
Ending Balance: collectively evaluated for impairment	5	6
Sales-Type Leases:
Ending Balance: Sales-Type Leases	1,313	1,352
Ending Balance: individually evaluated for impairment	3	1
Ending Balance: collectively evaluated for impairment	$ 1,310	$ 1,351